RELATED PARTY BALANCE (Tables)	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY BALANCE AND TRANSACTIONS

		As of September 30,
	Relationship	2024	2025
		US$	US$
Loan payable - related party
Asia International Securities Exchange Co., Limited	Shareholder	2,430,691	-
Due from related parties
Mr. Lam	Director	440,164	-
Mr. Ngan	Executive officer	260,957	-
Ng Yi To Peter (“Mr. Ng”)*	Director	82,085	-

		783,206	-

SCHEDULE OF COLLATERAL AND GUARANTEE BY RELATED PARTIES

The collateral and guarantee made by related parties to the Company as of September 30, 2025 consists of the following:

Related Parties	Institution Name	Term	Aggregated Principal	Carrying Amount as of September 30, 2025
			US$	US$
Guarantee by Mr. Lam and Mr. Ngan for revolving loans	Bank of Comm	On demand	897,435	897,435
Guarantee by Mr. Lam and all monies Second Legal Mortgage on a property owned by Mr. Lam for bank overdraft	Bank of Comm	On demand	1,153,846	717,306
			2,051,281	1,614,741

The expiration date of the facilities of HKD 7,000,000 is March 27, 2026.

The collateral and guarantee made by related parties to the Company as of September 30, 2024 consists of the following:

Related Parties	Institution Name	Term	Aggregated Principal	Carrying Amount as of September 30, 2024
			US$	US$
Guarantee by Mr. Lam for revolving loans	Bank of Comm	On demand	897,435	897,435
Guarantee by Mr. Lam and all monies Second Legal Mortgage on a property owned by Mr. Lam for bank overdraft	Bank of Comm	On demand	1,153,846	591,207
			2,051,281	1,488,642